UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

This report on Form N-CSR relates solely to the Registrant's VIP Money Market Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Contents Note to shareholders Shareholder Expense Example Investment Changes/Performance (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Fidelity® Variable Insurance Products:
Money Market Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Note to shareholders	(Click Here)	Important information about the fund.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Note to shareholders

At a special shareholder meeting of VIP Money Market Portfolio held on May 12, 2015, shareholders approved a proposal to modify the fund's fundamental concentration policy. This change will enable the fund to operate as a government money market fund. The modification to the fund's fundamental concentration policy and fund's transition to a government money market fund are expected to become effective in the fourth quarter of 2015.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.26%
Actual		$ 1,000.00	$ 1,000.14	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.51	$ 1.30
Service Class	.28%
Actual		$ 1,000.00	$ 1,000.05	$ 1.39
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.40
Service Class 2.28%
Actual		$ 1,000.00	$ 1,000.05	$ 1.39
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.40
Investor Class	.28%
Actual		$ 1,000.00	$ 1,000.05	$ 1.39
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.40

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/15	% of fund's investments 12/31/14	% of fund's investments 6/30/14
1 - 7	40.7	39.9	29.0
8 - 30	16.7	19.8	19.0
31 - 60	11.0	12.3	16.3
61 - 90	13.3	10.2	15.6
91 - 180	12.2	13.6	18.4
> 180	6.1	4.2	1.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/15	12/31/14	6/30/14
VIP Money Market Portfolio	49 Days	48 Days	49 Days
All Taxable Money Market Funds Average*	38 Days	43 Days	44 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet, Inc.
Weighted Average Life
	6/30/15	12/31/14	6/30/14
VIP Money Market Portfolio	67 Days	79 Days	75 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
Certificates of Deposit 43.2%	Certificates of Deposit 56.7%
Commercial Paper 19.5%	Commercial Paper 16.6%
Other Notes 1.3%	Other Notes 1.3%
Treasury Debt 2.2%	Treasury Debt 0.4%
Government Agency Debt 8.0%	Government Agency Debt 4.1%
Other Instruments 7.6%	Other Instruments 4.0%
Repurchase Agreements 15.6%	Repurchase Agreements 17.0%
Net Other Assets (Liabilities) 2.6%	Net Other Assets (Liabilities)** (0.1)%

** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

VIP Money Market Portfolio

Investment Changes (Unaudited) - continued

Current and Historical Seven-Day Yields
	6/30/15	3/31/15	12/31/14	9/30/14	6/30/14
VIP Money Market Portfolio - Initial Class	0.04%	0.01%	0.01%	0.01%	0.01%
VIP Money Market Portfolio - Service Class	0.01%	0.01%	0.01%	0.01%	0.01%
VIP Money Market Portfolio - Service Class 2	0.01%	0.01%	0.01%	0.01%	0.01%
VIP Money Market Portfolio - Investor Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2015, the most recent period shown in the table, would have been -0.06% for Service Class, -0.21% for Service Class 2.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 43.2%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 1.2%
BMO Harris Bank NA
8/20/15	0.33%	$ 7,000,000	$ 7,000,000
Wells Fargo Bank NA
9/1/15	0.28 (d)	25,000,000	25,000,000
			32,000,000
London Branch, Eurodollar, Foreign Banks - 3.7%
ABN AMRO Bank NV
8/3/15 to 8/17/15	0.28 to 0.30	26,000,000	25,991,193
Credit Agricole SA
8/5/15	0.30	12,000,000	12,000,000
HSBC Bank PLC
9/17/15	0.29	9,000,000	9,000,000
Mizuho Bank Ltd.
8/7/15 to 8/19/15	0.30	8,000,000	7,997,235
National Australia Bank Ltd.
7/7/15 to 9/23/15	0.30	38,000,000	38,000,000
Sumitomo Mitsui Trust Bank Ltd.
9/21/15 to 10/19/15	0.30 to 0.34	8,000,000	8,000,000
			100,988,428
New York Branch, Yankee Dollar, Foreign Banks - 38.3%
Bank of Montreal Chicago CD Program
7/14/15 to 9/11/15	0.27 to 0.32 (d)	33,000,000	33,000,000
Bank of Nova Scotia
9/8/15 to 10/1/15	0.28 to 0.29 (d)	34,000,000	34,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
7/10/15 to 9/1/15	0.27	45,000,000	45,000,000
Barclays Bank PLC
8/10/15	0.30	25,000,000	25,000,000
BNP Paribas New York Branch
7/1/15	0.27	25,000,000	25,000,000
Canadian Imperial Bank of Commerce
9/11/15 to 10/5/15	0.31 to 0.37 (d)	36,000,000	36,000,000
Credit Agricole CIB
9/2/15	0.30	50,000,000	50,000,000
Credit Suisse AG
8/3/15 to 10/9/15	0.33 to 0.39 (d)	71,000,000	71,000,000
Landesbank Baden-Wuerttemberg New York Branch
7/1/15 to 7/29/15	0.16 to 0.27	135,000,000	135,000,000
Mizuho Corporate Bank Ltd.
7/1/15 to 10/26/15	0.28 to 0.35	110,000,000	110,000,000
Natexis Banques Populaires New York Branch
7/1/15 to 9/3/15	0.14 to 0.31 (d)	113,000,000	113,000,000
Royal Bank of Canada
11/10/15 to 11/19/15	0.28 (d)	40,000,000	40,000,000
Skandinaviska Enskilda Banken
8/5/15 to 10/15/15	0.27 to 0.33	36,000,000	36,000,000

	Yield (a)	Principal Amount	Value
Sumitomo Mitsui Banking Corp.
7/2/15 to 10/27/15	0.28 to 0.39% (d)	$ 136,000,000	$ 136,000,000
Sumitomo Mitsui Trust Bank Ltd.
9/11/15 to 10/19/15	0.29 to 0.33	71,000,000	71,000,000
Toronto-Dominion Bank
7/2/15 to 10/6/15	0.27 to 0.31 (d)	27,000,000	27,000,124
UBS AG
9/8/15 to 10/9/15	0.31 to 0.38 (d)	61,000,000	61,000,000
			1,048,000,124
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,180,988,552)			1,180,988,552
Financial Company Commercial Paper - 9.9%

ABN AMRO Funding U.S.A. LLC
8/6/15 to 10/2/15	0.28 to 0.29	67,000,000	66,962,810
Bank of Nova Scotia
8/17/15	0.31	10,000,000	9,995,953
DNB Bank ASA
8/24/15 to 10/6/15	0.29 to 0.30	35,000,000	34,976,302
Fortis Funding LLC
7/6/15 to 8/3/15	0.27 to 0.28	31,000,000	30,993,358
JPMorgan Securities LLC
11/2/15	0.31 (d)	19,000,000	19,000,000
Mitsubishi UFJ Trust & Banking Corp.
10/7/15 to 10/9/15	0.31	44,000,000	43,962,748
Nationwide Building Society
7/27/15 to 9/14/15	0.44	41,000,000	40,972,903
Sumitomo Trust & Banking Co. Ltd.
8/31/15	0.29	25,000,000	24,987,715
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $271,851,789)			271,851,789
Asset Backed Commercial Paper - 4.1%

Atlantic Asset Securitization Corp.
8/3/15	0.24 (d)	59,000,000	58,997,841
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
7/13/15 to 9/24/15
	0.30 to 0.40	54,000,000	53,972,253
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $112,970,094)			112,970,094
Other Commercial Paper - 5.5%
	Yield (a)	Principal Amount	Value

Caisse centrale Desjardins
7/2/15 to 7/6/15	0.12 to 0.13%	$ 114,000,000	$ 113,999,275
Florida Power & Light Co.
7/2/15 to 7/6/15	0.23 to 0.24	32,000,000	31,999,408
Sempra Global
7/24/15 to 7/30/15	0.50	5,000,000	4,998,236
TOTAL OTHER COMMERCIAL PAPER (Cost $150,996,919)			150,996,919
Treasury Debt - 2.2%

U.S. Treasury Obligations - 2.2%
U.S. Treasury Notes
8/15/15 to 7/15/16	0.18 to 0.41
(Cost $58,766,726)		58,000,000	58,766,726
Other Note - 1.3%

Medium-Term Notes - 1.3%
Dominion Resources, Inc.
8/13/15	0.39 (b)(d)	8,000,000	8,000,000
International Bank Reconstruction & Development
10/28/15	0.30	10,000,000	10,000,000
Svenska Handelsbanken AB
9/25/15 to 10/15/15	0.36 (b)(d)	18,000,000	18,000,000
TOTAL OTHER NOTE (Cost $36,000,000)			36,000,000
Government Agency Debt - 8.0%

Federal Agencies - 8.0%
Federal Farm Credit Bank
7/6/16	0.13 (c)(d)	3,000,000	2,999,854
Federal Home Loan Bank
12/11/15 to 12/2/16	0.12 to 0.41 (c)(d)	215,000,000	214,957,242
TOTAL GOVERNMENT AGENCY DEBT (Cost $217,957,096)			217,957,096
Other Instrument - 7.6%
	Yield (a)	Principal Amount	Value

Time Deposits - 7.6%
Bank of Tokyo-Mitsubishi
7/1/15	0.05%	$ 30,000,000	$ 30,000,000
Barclays Bank PLC
7/1/15	0.12	110,000,000	110,000,000
Credit Agricole CIB
7/1/15	0.07	58,000,000	58,000,000
ING Bank NV
7/2/15	0.14	10,000,000	10,000,000
TOTAL OTHER INSTRUMENT (Cost $208,000,000)			208,000,000
Government Agency Repurchase Agreement - 4.1%
	Maturity Amount
In a joint trading account at 0.15% dated 6/30/15 due 7/1/15 (Collateralized by U.S. Government Obligations) #	$ 103,843,432	103,843,000
With Mizuho Securities U.S.A., Inc. at 0.18%, dated 5/15/15 due 7/7/15 (Collateralized by U.S. Government Obligations valued at $9,182,356, 0.32% - 2.14%, 6/8/16 - 10/6/20)	9,004,095	9,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $112,843,000)		112,843,000
Other Repurchase Agreement - 11.5%

Other Repurchase Agreement - 11.5%
With:
BNP Paribas Securities Corp. at 0.28%, dated 6/10/15 due 7/7/15 (Collateralized by U.S. Government Obligations valued at $1,031,138, 0% - 7.63%, 7/2/15 - 1/1/49)	1,000,233	1,000,000
Citigroup Global Markets, Inc. at 1%, dated 6/11/15 due 10/5/15 (Collateralized by Corporate Obligations valued at $5,403,000, 0.71%, 11/5/35)	5,020,417	5,000,000
Credit Suisse Securities (U.S.A.) LLC at:
0.46%, dated 6/24/15 due 7/1/15 (Collateralized by U.S. Government Obligations valued at $4,120,369, 6.26%, 4/20/41)	4,000,358	4,000,000
0.83%, dated:
4/6/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $4,128,585, 6.26%, 4/20/41)	4,014,294	4,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.83%, dated:
4/21/15 due 9/18/15 (Collateralized by U.S. Government Obligations valued at $1,031,887, 0.05% - 6.42%, 6/16/33 - 10/16/40)	$ 1,003,458	$ 1,000,000
6/8/15 due 11/5/15 (Collateralized by U.S. Government Obligations valued at $14,427,366, 0.05% - 13%, 1/20/35 - 7/20/43)	14,048,417	14,000,000
0.85%, dated 6/29/15 due 10/28/15 (Collateralized by U.S. Government Obligations valued at $6,180,270, 0.1% - 6.51%, 9/20/35 - 4/20/60)	6,017,142	6,000,000
0.87%, dated 5/29/15 due 10/5/15 (Collateralized by U.S. Government Obligations valued at $1,031,115, 50.2%, 6/16/37)	1,003,963	1,000,000
ING Financial Markets LLC at 0.2%, dated 6/30/15 due 7/1/15 (Collateralized by Equity Securities valued at $33,480,235)	31,000,172	31,000,000
J.P. Morgan Clearing Corp. at:
0.34%, dated:
6/8/15 due 7/7/15 (Collateralized by Equity Securities valued at $11,959,125)	11,003,117	11,000,000
6/10/15 due 7/7/15 (Collateralized by Equity Securities valued at $7,610,207)	7,001,851	7,000,000
6/26/15 due 7/7/15 (Collateralized by Equity Securities valued at $7,609,061)	7,002,049	7,000,000
0.78%, dated:
5/19/15 due 9/28/15 (Collateralized by Equity Securities valued at $9,791,723)	9,035,295	9,000,000
5/28/15 due 9/28/15 (Collateralized by Equity Securities valued at $1,087,758)	1,003,488	1,000,000
J.P. Morgan Securities, LLC at:
0.25%, dated 6/24/15 due 7/1/15 (Collateralized by U.S. Government Obligations valued at $18,540,796, 5.96% - 6.56%, 8/25/35 - 8/25/41)	18,000,875	18,000,000
0.78%, dated:
5/6/15 due 9/28/15 (Collateralized by Mortgage Loan Obligations valued at $12,975,669, 0.42% - 5.99%, 7/25/36 - 8/10/45)	12,046,800	12,000,000
5/13/15 due 9/28/15 (Collateralized by Equity Securities valued at $6,475,342)	6,023,400	6,000,000

	Maturity Amount	Value
5/14/15 due 9/28/15 (Collateralized by Mortgage Loan Obligations valued at $17,300,497, 5.5% - 6.66%, 5/25/35 - 2/15/51)	$ 16,061,013	$ 16,000,000
5/28/15 due 9/28/15 (Collateralized by Mortgage Loan Obligations valued at $3,245,604, 6.38%, 2/12/51)	3,010,465	3,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.2%, dated 6/30/15 due 7/1/15 (Collateralized by Equity Securities valued at $7,560,050)	7,000,039	7,000,000
0.28%, dated 6/25/15 due 7/2/15 (Collateralized by U.S. Government Obligations valued at $14,420,673, 3%,11/25/37)	14,000,762	14,000,000
0.35%, dated 6/30/15 due 7/1/15 (Collateralized by Municipal Bond Obligations valued at $29,400,286, 6.65% - 7.1%, 7/1/35 - 11/15/40)	28,000,272	28,000,000
0.81%, dated 5/7/15 due 8/5/15 (Collateralized by Equity Securities valued at $14,057,443)	13,026,325	13,000,000
0.87%, dated:
6/8/15 due 8/6/15 (Collateralized by Corporate Obligations valued at $6,483,602, 0.8%,10/2/39)	6,008,555	6,000,000
6/25/15 due 8/5/15 (Collateralized by Corporate Obligations valued at $11,881,723, 0.8%,10/2/39)	11,010,899	11,000,000
0.96%, dated:
5/21/15 due 9/25/15 (Collateralized by Corporate Obligations valued at $5,405,904, 0.8%, 10/2/39)	5,016,933	5,000,000
6/30/15 due 10/30/15 (Collateralized by Corporate Obligations valued at $14,040,375, 0.8%,10/2/39)	13,042,293	13,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.24%, dated:
6/22/15 due 7/6/15 (Collateralized by Corporate Obligations valued at $2,100,126, 1.15% - 7.25%, 5/20/16 - 7/1/38)	2,000,187	2,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.24%, dated:
6/26/15 due 7/2/15 (Collateralized by Commercial Paper Obligations valued at $2,060,106, 7/6/15)	$ 2,000,080	$ 2,000,000
0.26%, dated:
6/11/15 due 7/7/15 (Collateralized by Equity Securities valued at $4,320,633)	4,000,924	4,000,000
6/17/15 due 7/7/15 (Collateralized by Equity Securities valued at $3,240,344)	3,000,737	3,000,000
6/29/15 due 7/7/15 (Collateralized by Equity Securities valued at $2,160,036)	2,000,433	2,000,000
0.31%, dated 6/15/15 due 7/7/15 (Collateralized by Municipal Bond Obligations valued at $1,050,145, 0% - 7.43%, 7/6/15 - 11/15/45)	1,000,258	1,000,000
0.81%, dated 6/16/15 due 8/17/15 (Collateralized by Corporate Obligations valued at $2,160,730, 7.88% - 9.5%, 12/1/16 - 12/1/20)	2,002,790	2,000,000
Mizuho Securities U.S.A., Inc. at:
0.32%, dated:
6/19/15 due 7/2/15 (Collateralized by Equity Securities valued at $3,240,353)	3,000,347	3,000,000
6/25/15 due 7/7/15 (Collateralized by Equity Securities valued at $3,240,175)	3,000,373	3,000,000
6/30/15 due 7/7/15 (Collateralized by Equity Securities valued at $2,160,020)	2,000,249	2,000,000
0.52%, dated 6/17/15 due 7/1/15 (Collateralized by U.S. Treasury Obligations valued at $1,020,217, 2.13%, 2/29/16)	1,000,202	1,000,000
0.91%, dated:
4/15/15 due 7/14/15 (Collateralized by Mortgage Loan Obligations valued at $2,164,204, 0.43%, 12/25/36)	2,004,550	2,000,000
4/20/15 due 7/20/15 (Collateralized by Mortgage Loan Obligations valued at $1,081,966, 0.44%, 10/25/46)	1,002,300	1,000,000

	Maturity Amount	Value
5/4/15 due 8/3/15 (Collateralized by Mortgage Loan Obligations valued at $2,163,167, 0.43% - 0.44%, 12/25/36 - 10/25/46)	$ 2,004,601	$ 2,000,000
1.03%, dated 5/5/15 due 9/2/15 (Collateralized by Mortgage Loan Obligations valued at $2,163,523, 0.43%, 12/25/36)	2,006,867	2,000,000
RBC Capital Markets Co. at:
0.24%, dated 6/24/15 due 7/7/15 (Collateralized by U.S. Government Obligations valued at $3,090,144, 5% - 5.96%, 2/15/42 - 9/20/44)	3,000,280	3,000,000
0.31%, dated 6/23/15 due 7/7/15 (Collateralized by U.S. Government Obligations valued at $4,119,042, 4.5% - 5.91%, 5/15/35 - 11/1/44)	4,003,169	4,000,000
0.38%, dated:
5/29/15 due 7/7/15 (Collateralized by Equity Securities valued at $3,241,235)	3,002,818	3,000,000
6/24/15 due 7/7/15 (Collateralized by Municipal Bond Obligations valued at $2,100,156, 0.08% - 7.6%, 3/1/19 - 1/1/46)	2,001,816	2,000,000
0.4%, dated:
6/8/15 due 7/7/15 (Collateralized by Corporate Obligations valued at $1,080,277, 4.7% - 13%, 3/15/18 - 1/1/49)	1,000,333	1,000,000
6/30/15 due 7/7/15 (Collateralized by Mortgage Loan Obligations valued at $1,080,013, 0.3% - 6.19%, 2/5/30 - 12/10/49)	1,000,156	1,000,000
0.42%, dated 6/8/15 due 7/7/15 (Collateralized by Mortgage Loan Obligations valued at $3,240,870, 0.3% - 6.19%, 2/5/30 - 12/10/49)	3,001,050	3,000,000
SG Americas Securities, LLC at:
0.38%, dated 6/25/15 due 7/2/15 (Collateralized by Equity Securities valued at $3,240,212)	3,000,222	3,000,000
0.4%, dated 6/30/15 due 7/7/15 (Collateralized by Corporate Obligations valued at $2,160,016, 3.88% - 10%, 11/1/15 - 1/1/49)	2,000,156	2,000,000
0.48%, dated:
6/24/15 due 7/1/15 (Collateralized by Corporate Obligations valued at $2,160,175, 3.88% - 10.25%, 11/1/15 - 5/1/30)	2,000,187	2,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
SG Americas Securities, LLC at:
0.48%, dated:
6/26/15 due 7/2/15 (Collateralized by Corporate Obligations valued at $2,158,447, 5.75% - 10.75%, 7/15/19 - 6/15/88)	$ 2,000,160	$ 2,000,000
6/29/15 due 7/6/15 (Collateralized by Corporate Obligations valued at $2,159,792, 2.13% - 10.25%, 11/1/15 - 12/10/37)	2,000,187	2,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $314,000,000)		314,000,000
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $2,664,374,176)	2,664,374,176
NET OTHER ASSETS (LIABILITIES) - 2.6%	72,198,849
NET ASSETS - 100%	$ 2,736,573,025
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,000,000 or 1.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$103,843,000 due 7/01/15 at 0.15%
BNP Paribas Securities Corp.	$ 4,658,536
BNY Mellon Capital Markets LLC	16,093,124
Bank of America NA	41,943,763
HSBC Securities (USA), Inc.	1,168,869
Merrill Lynch, Pierce, Fenner & Smith, Inc.	12,959,200
Mizuho Securities USA, Inc.	22,022,170
Societe Generale	4,997,338
$ 103,843,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $426,843,000) - See accompanying schedule: Unaffiliated issuers (cost $2,664,374,176)		$ 2,664,374,176
Cash		90,000,337
Receivable for investments sold		409
Receivable for fund shares sold		33,800,337
Interest receivable		775,133
Other receivables		22,148
Total assets		2,788,972,540

Liabilities
Payable for investments purchased
Regular delivery	$ 34,976,840
Delayed delivery	8,999,254
Payable for fund shares redeemed	7,757,417
Distributions payable	252
Accrued management fee	370,711
Distribution and service plan fees payable	16,893
Other affiliated payables	199,541
Other payables and accrued expenses	78,607
Total liabilities		52,399,515

Net Assets		$ 2,736,573,025
Net Assets consist of:
Paid in capital		$ 2,736,408,010
Distributions in excess of net investment income		(18,222)
Accumulated undistributed net realized gain (loss) on investments		183,237
Net Assets		$ 2,736,573,025

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class:
Net Asset Value, offering price and redemption price per share ($888,484,283 ÷ 888,548,722 shares)	$ 1.00

Service Class:
Net Asset Value, offering price and redemption price per share ($618,448,443 ÷ 618,411,206 shares)	$ 1.00

Service Class 2:
Net Asset Value, offering price and redemption price per share ($211,411,720 ÷ 211,383,841 shares)	$ 1.00

Investor Class:
Net Asset Value, offering price and redemption price per share ($1,018,228,579 ÷ 1,017,989,910 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 3,723,243

Expenses
Management fee	$ 2,174,293
Transfer agent fees	1,012,986
Distribution and service plan fees	506,174
Accounting fees and expenses	121,719
Custodian fees and expenses	21,694
Independent trustees' compensation	5,273
Registration fees	28,495
Audit	25,442
Legal	4,037
Miscellaneous	90,375
Total expenses before reductions	3,990,488
Expense reductions	(459,262)	3,531,226
Net investment income (loss)		192,017
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		35,444
Net increase in net assets resulting from operations		$ 227,461

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 192,017	$ 264,605
Net realized gain (loss)	35,444	76,231
Net increase in net assets resulting from operations	227,461	340,836
Distributions to shareholders from net investment income	(210,239)	(263,995)
Share transactions - net increase (decrease)	47,515,379	352,214,641
Total increase (decrease) in net assets	47,532,601	352,291,482

Net Assets
Beginning of period	2,689,040,424	2,336,748,942
End of period (including distributions in excess of net investment income of $18,222 and $0, respectively)	$ 2,736,573,025	$ 2,689,040,424

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.001	.001	.002
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.001	.001	.002
Distributions from net investment income	- F	- F	- F	(.001)	(.001)	(.002)
Distributions from net realized gain	-	-	-	-	-	(.001)
Total distributions	- F	- F	- F	(.001)	(.001)	(.002) G
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C, D	.01%	.01%	.03%	.14%	.11%	.24%
Ratios to Average Net Assets E
Expenses before reductions	.26%A	.25%	.26%	.26%	.26%	.27%
Expenses net of fee waivers, if any	.26%A	.24%	.25%	.26%	.26%	.26%
Expenses net of all reductions	.26%A	.24%	.25%	.26%	.26%	.26%
Net investment income (loss)	.03%A	.01%	.03%	.14%	.11%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 888,484	$ 917,742	$ 980,120	$ 889,797	$ 972,295	$ 1,008,008

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Total distributions of $.002 per share is comprised of distributions from net investment income of $.0018 and distributions from net realized gain of $.0006 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.001
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.001
Distributions from net investment income	- F	- F	- F	- F	- F	(.001)
Distributions from net realized gain	-	-	-	-	-	(.001)
Total distributions	- F	- F	- F	- F	- F	(.001) G
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C, D	-%	.01%	.01%	.04%	.03%	.14%
Ratios to Average Net Assets E
Expenses before reductions	.36%A	.35%	.36%	.36%	.36%	.37%
Expenses net of fee waivers, if any	.28%A	.24%	.27%	.36%	.34%	.36%
Expenses net of all reductions	.28%A	.24%	.27%	.36%	.34%	.36%
Net investment income (loss)	.01%A	.01%	.01%	.04%	.03%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 618,448	$ 643,802	$ 117,758	$ 115,204	$ 179,652	$ 155,272

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Total distributions of $.001 per share is comprised of distributions from net investment income of $.0008 and distributions from net realized gain of $.0006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss)	- F	- F	- F	- F	- F	.001
Total from investment operations	- F	- F	- F	- F	- F	.001
Distributions from net investment incomeF	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	(.001)
Total distributions	- F	- F	- F	- F	- F	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C, D	-%	.01%	.01%	.01%	.01%	.07%
Ratios to Average Net Assets E
Expenses before reductions	.51%A	.50%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.28%A	.24%	.27%	.39%	.36%	.43%
Expenses net of all reductions	.28%A	.24%	.27%	.39%	.36%	.43%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 211,412	$ 135,122	$ 144,266	$ 157,866	$ 171,208	$ 182,521

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.001	.001	.002
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.001	.001	.002
Distributions from net investment income	- F	- F	- F	(.001)	(.001)	(.002)
Distributions from net realized gain	-	-	-	-	-	(.001)
Total distributions	- F	- F	- F	(.001)	(.001)	(.002) G
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C, D	-%	.01%	.02%	.11%	.09%	.22%
Ratios to Average Net Assets E
Expenses before reductions	.28%A	.27%	.28%	.28%	.28%	.29%
Expenses net of fee waivers, if any	.28%A	.24%	.26%	.28%	.28%	.28%
Expenses net of all reductions	.28%A	.24%	.26%	.28%	.28%	.28%
Net investment income (loss)	.01%A	.01%	.02%	.12%	.09%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,018,229	$ 992,374	$ 1,094,606	$ 899,015	$ 938,104	$ 866,466

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Total distributions of $.002 per share is comprised of distributions from net investment income of $.0016 and distributions from net realized gain of $.0006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 2,664,374,176

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $729,625 or an annualized rate of .06% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 305,471
Service Class 2	200,703
$ 506,174

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.09% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 302,904
Service Class	208,208
Service Class 2	55,164
Investor Class	446,710
$ 1,012,986

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Service Class	$ 248,717
Service Class 2	184,435
Investor Class	25,840
$ 458,992

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $270.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Initial Class	$ 123,822	$ 97,891
Service Class	30,327	46,517
Service Class 2	7,996	13,955
Investor Class	48,094	105,632
Total	$ 210,239	$ 263,995

Semiannual Report

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
Initial Class Shares sold	376,708,413	609,989,666
Reinvestment of distributions	123,822	97,891
Shares redeemed	(406,096,339)	(672,492,875)
Net increase (decrease)	(29,264,104)	(62,405,318)
Service Class Shares sold	297,364,118	1,055,847,368
Reinvestment of distributions	30,279	46,517
Shares redeemed	(322,744,168)	(529,886,624)
Net increase (decrease)	(25,349,771)	526,007,261
Service Class 2 Shares sold	135,796,934	73,216,214
Reinvestment of distributions	7,972	13,955
Shares redeemed	(59,525,626)	(82,377,690)
Net increase (decrease)	76,279,280	(9,147,521)
Investor Class Shares sold	360,912,564	855,196,090
Reinvestment of distributions	47,981	105,632
Shares redeemed	(335,110,571)	(957,541,503)
Net increase (decrease)	25,849,974	(102,239,781)

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 43% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of 10% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	24,469,831,790.28	97.003
Withheld	756,086,184.43	2.997
TOTAL	25,225,917,974.71	100.000
John Engler
Affirmative	24,404,438,415.74	96.744
Withheld	821,479,558.97	3.256
TOTAL	25,225,917,974.71	100.000
Albert R. Gamper, Jr.
Affirmative	24,431,670,090.08	96.852
Withheld	794,247,884.63	3.148
TOTAL	25,225,917,974.71	100.000
Robert F. Gartland
Affirmative	24,472,637,370.54	97.014
Withheld	753,280,604.17	2.986
TOTAL	25,225,917,974.71	100.000
Abigail P. Johnson
Affirmative	24,442,024,432.82	96.893
Withheld	783,893,541.89	3.107
TOTAL	25,225,917,974.71	100.000
Arthur E. Johnson
Affirmative	24,444,583,833.78	96.903
Withheld	781,334,140.93	3.097
TOTAL	25,225,917,974.71	100.000
Michael E. Kenneally
Affirmative	24,475,874,452.78	97.027
Withheld	750,043,521.93	2.973
TOTAL	25,225,917,974.71	100.000
James H. Keyes
Affirmative	24,434,496,321.71	96.863
Withheld	791,421,653.00	3.137
TOTAL	25,225,917,974.71	100.000
Marie L. Knowles
Affirmative	24,446,177,909.79	96.909
Withheld	779,740,064.92	3.091
TOTAL	25,225,917,974.71	100.000
Geoffrey A. von Kuhn
Affirmative	24,444,403,935.60	96.902
Withheld	781,514,039.11	3.098
TOTAL	25,225,917,974.71	100.000
PROPOSAL 2
To modify the fund's fundamental concentration policy.
	# of Votes	% of Votes
Affirmative	1,956,721,523.94	87.241
Against	95,088,617.70	4.240
Abstain	191,093,513.87	8.519
TOTAL	2,242,903,655.51	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPMM-SANN-0815
1.705628.117

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 21, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 21, 2015